Debt - Sberbank Facilities - Additional Information (Detail)					12 Months Ended			12 Months Ended																12 Months Ended		1 Months Ended		11 Months Ended	12 Months Ended		1 Months Ended		11 Months Ended
	Dec. 31, 2008	Apr. 30, 2011 Southern Kuzbass Coal Company (SKCC) [Member]	Sep. 30, 2010 Southern Kuzbass Coal Company (SKCC) [Member]	Nov. 30, 2009 Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2014 Southern Kuzbass Coal Company (SKCC) [Member] Russian Ruble [Member]	Dec. 31, 2014 Southern Kuzbass Coal Company (SKCC) [Member] U.S. Dollar [Member]	Apr. 30, 2014 Southern Kuzbass Coal Company (SKCC) [Member] U.S. Dollar [Member] USD ($)	Dec. 31, 2014 Sberbank [Member] USD ($) Payments CreditFacility	Dec. 31, 2014 Sberbank [Member] RUB Payments	Feb. 28, 2014 Sberbank [Member] RUB	Dec. 31, 2013 Sberbank [Member] USD ($) CreditFacility	Dec. 31, 2013 Sberbank [Member] RUB	Oct. 09, 2012 Sberbank [Member] USD ($) CreditFacility	Oct. 09, 2012 Sberbank [Member] RUB	Dec. 31, 2014 Sberbank [Member] Agreement Two [Member] RUB	Dec. 31, 2013 Sberbank [Member] Agreement Two [Member] RUB	Dec. 31, 2014 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2014 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] RUB	Dec. 31, 2013 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2014 Long-term and Short-term Ruble, U.S. dollar, Kazakh Tenge and Euro-denominated Loans [Member] Sberbank [Member] USD ($)	Dec. 31, 2013 Long-term and Short-term Ruble, U.S. dollar, Kazakh Tenge and Euro-denominated Loans [Member] Sberbank [Member] USD ($)	Dec. 31, 2013 12.1% to 13.1% [Member] Southern Kuzbass Coal Company (SKCC) [Member] CreditFacility	Dec. 31, 2013 10.0% to 11.0% [Member] Southern Kuzbass Coal Company (SKCC) [Member] CreditFacility	Dec. 31, 2014 Minimum [Member] Sberbank [Member]	Dec. 31, 2014 Minimum [Member] Long-term and Short-term Ruble, U.S. dollar, Kazakh Tenge and Euro-denominated Loans [Member] Sberbank [Member]	Dec. 31, 2014 Minimum [Member] 12.1% to 13.1% [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Ruble [Member]	Dec. 31, 2014 Minimum [Member] 10.0% to 11.0% [Member] Southern Kuzbass Coal Company (SKCC) [Member] U.S. Dollar [Member]	Nov. 30, 2014 Minimum [Member] 10.5% to 11.5% [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Ruble [Member]	Dec. 31, 2014 Maximum [Member] Sberbank [Member]	Dec. 31, 2014 Maximum [Member] Long-term and Short-term Ruble, U.S. dollar, Kazakh Tenge and Euro-denominated Loans [Member] Sberbank [Member]	Dec. 31, 2014 Maximum [Member] 12.1% to 13.1% [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Ruble [Member]	Dec. 31, 2014 Maximum [Member] 10.0% to 11.0% [Member] Southern Kuzbass Coal Company (SKCC) [Member] U.S. Dollar [Member]	Nov. 30, 2014 Maximum [Member] 10.5% to 11.5% [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Ruble [Member]
Debt Instrument [Line Items]
Number of credit facilities											6	6	4	4								2	6
Credit facility outstanding amount							$ 292,020,000	$ 733,084,000			$ 692,329,000		$ 772,258,000	24,000,000,000						$ 413,005,000	$ 638,299,000
Number of credit lines, affected due to conditions of agreements											2	2
Number of equal installments								8	8
Aggregate notional amount								677,981,000	20,900,000,000								677,980,000	20,900,000,000	638,500,000
Credit facility repayment date																								2015-12					2017-10
Amount of credit facilities affected due to conditions of agreements															3,100,000,000	16,000,000,000
Amount of cross currency option included in credit facilities												12,900,000,000
Interest is payable at a floating rate					12.10%	10.00%																			6.20%	12.10%	10.00%	10.50%		12.40%	13.10%	11.00%	11.50%
Credit facility interest rate	12.00%	8.40%	9.80%	14.60%				12.00%	12.00%
Loan provides to redeem bonds								215,079,000		12,000,000,000
Overdue principal amount								5,900,000
Overdue interest amount								$ 35,733,000